SCHEDULE OF NUMBER OF OPTIONS GRANTED UNDER THE PLANS (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008
Number of options, Opening balance | shares	8,400,000
Average exercise price per share option, Closing balance | $ / shares		$ 0.008
Number of options, Closing balance | shares		8,400,000
Employee Share Plans [member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008	$ 0.008
Number of options, Opening balance | shares	8,400,000	10,900,000
Average exercise price per share option, Add: options granted during the year | $ / shares
Number of options, Add: options granted during the year | shares
Average exercise price per share option, Less: options lapsed during the year | $ / shares	$ 0.008
Number of options, Less: options lapsed during the year | shares	(8,400,000)
Average exercise price per share option, Less: options forfeited during the year | $ / shares		$ 0.008
Number of options, Less: options forfeited during the year | shares		(2,500,000)
Average exercise price per share option, Closing balance | $ / shares		$ 0.008
Number of options, Closing balance | shares		8,400,000